Condensed Consolidated Interim Statements of Earnings (Unaudited) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Income Statement [Abstract]
Revenue (Note 6)	$ 1,947	$ 2,015	$ 4,144	$ 4,289
Expenses
Energy supply costs	507	524	1,236	1,278
Operating expenses	553	567	1,106	1,146
Depreciation and amortization	309	298	611	595
Total expenses	1,369	1,389	2,953	3,019
Operating income	578	626	1,191	1,270
Other income, net (Note 10)	18	20	27	48
Finance charges	243	232	479	461
Earnings before income taxes	353	414	739	857
Income tax expense	61	102	83	208
Net earnings	292	312	656	649
Net earnings attributable to:
Non-controlling interests	35	38	60	65
Preference equity shareholders	17	17	33	33
Common equity shareholders	240	257	563	551
Net earnings	$ 292	$ 312	$ 656	$ 649
Earnings per common share (Note 12)
Basic (CAD per share)	$ 0.57	$ 0.62	$ 1.33	$ 1.34
Diluted (CAD per share)	$ 0.57	$ 0.62	$ 1.33	$ 1.34